TAXATION - Reconciliation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation between total income tax expense and the amount computed by applying the weighted average statutory income tax rate to income before income taxes
Accrued income tax payable on the disposal gain of Jinghan Group	¥ 62,782
Expired claw back period	5 years
PRC.
Reconciliation between total income tax expense and the amount computed by applying the weighted average statutory income tax rate to income before income taxes
PRC statutory income tax rate	25.00%	25.00%	25.00%
Impact of different tax rates in other jurisdictions	40.00%	(1.00%)	(8.00%)
Tax effect of preferential tax rate for small enterprises	(4.00%)	5.00%	(5.00%)
Tax effect of non-deductible expenses	(24.00%)	29.00%	(2.00%)
Tax effect of non-taxable income	55.00%	19.00%	2.00%
Tax effect of tax-exempt entities	(104.00%)	(20.00%)	17.00%
Deferred tax effect of tax rate change	(91.00%)	47.00%	(35.00%)
Tax effect of statue expiration	160.00%	0.00%	0.00%
Changes in valuation allowance	47.00%	(106.00%)	(9.00%)
Effective tax rate	104.00%	(2.00%)	(15.00%)